UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Michael W. Stockton

American Funds Fundamental Investors

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental Investors®
Investment portfolio
March 31, 2015
unaudited
Common stocks 96.20% Consumer discretionary 17.23%	Shares	Value (000)
Amazon.com, Inc.[1]	5,646,800	$2,101,174
Comcast Corp., Class A	34,475,000	1,946,803
Home Depot, Inc.	13,710,000	1,557,593
Walt Disney Co.	9,040,000	948,206
Twenty-First Century Fox, Inc., Class A	26,125,000	884,070
Time Warner Inc.	9,230,000	779,381
Expedia, Inc.	5,006,000	471,215
Target Corp.	5,720,000	469,441
CBS Corp., Class B	5,960,000	361,355
Macy’s, Inc.	5,500,000	357,005
Wynn Resorts, Ltd.	2,352,900	296,183
Johnson Controls, Inc.	5,000,000	252,200
Lowe’s Companies, Inc.	3,380,000	251,438
NIKE, Inc., Class B	2,480,000	248,818
Naspers Ltd., Class N2	1,500,000	230,309
Carnival Corp., units	4,000,000	191,360
Altice SA1,2	1,617,000	174,622
Ralph Lauren Corp., Class A	1,270,000	167,005
Liberty Global PLC, Class C1	2,353,511	117,228
Liberty Global PLC, Class A1	863,679	44,454
JD.com, Inc., Class A (ADR)[1]	5,300,000	155,714
Priceline Group Inc.[1]	120,000	139,698
Charter Communications, Inc., Class A1	500,000	96,555
Starbucks Corp.	1,000,000	94,700
Las Vegas Sands Corp.	1,500,000	82,560
Toyota Motor Corp.[2]	930,000	64,906
		12,483,993
Information technology 15.86%
Microsoft Corp.	60,210,000	2,447,838
Avago Technologies Ltd.	9,769,682	1,240,554
Google Inc., Class C1	1,062,800	582,414
Google Inc., Class A1	637,800	353,788
Apple Inc.	6,050,000	752,801
Texas Instruments Inc.	12,570,300	718,833
ASML Holding NV2	4,555,030	464,130
ASML Holding NV (New York registered)	2,481,000	250,655
Visa Inc., Class A	9,280,000	607,005
Cisco Systems, Inc.	21,730,000	598,118
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	95,965,000	445,212
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,404,800	56,465
Analog Devices, Inc.	7,099,000	447,237
Amphenol Corp., Class A	6,750,000	397,778
Intel Corp.	12,000,000	375,240
salesforce.com, inc.[1]	5,219,200	348,695
Intuit Inc.	2,762,382	267,841
MasterCard Inc., Class A	2,500,000	215,975
Fundamental Investors — Page 1 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Maxim Integrated Products, Inc.	6,000,000	$208,860
Murata Manufacturing Co., Ltd.[2]	1,455,000	200,455
Baidu, Inc., Class A (ADR)[1]	725,000	151,090
TE Connectivity Ltd.	1,955,000	140,017
ASM Pacific Technology Ltd.[2]	10,397,300	108,115
Rackspace Hosting, Inc.[1]	1,300,000	67,067
KLA-Tencor Corp.	825,140	48,097
		11,494,280
Financials 15.85%
Wells Fargo & Co.	26,095,916	1,419,618
JPMorgan Chase & Co.	18,000,000	1,090,440
Berkshire Hathaway Inc., Class A1	4,555	990,712
American Express Co.	11,020,000	860,882
Capital One Financial Corp.	10,162,000	800,969
CME Group Inc., Class A	8,007,600	758,400
SunTrust Banks, Inc.	12,903,987	530,225
Legal & General Group PLC[2]	119,784,921	494,444
ACE Ltd.	4,350,000	484,981
Goldman Sachs Group, Inc.	2,438,200	458,308
American International Group, Inc.	7,641,700	418,689
Citigroup Inc.	8,000,000	412,160
PNC Financial Services Group, Inc.	3,491,000	325,501
Weyerhaeuser Co.[1]	9,000,107	298,354
Iron Mountain Inc.	6,961,529	253,957
KeyCorp	16,060,000	227,410
BlackRock, Inc.	600,000	219,504
Crown Castle International Corp.	2,497,039	206,106
CNO Financial Group, Inc.[3]	11,900,000	204,918
American Tower Corp.	2,000,000	188,300
Aegon NV2	22,277,585	175,995
Svenska Handelsbanken AB, Class A2	3,820,000	172,411
McGraw Hill Financial, Inc.	1,400,000	144,760
Moody’s Corp.	1,175,000	121,965
Deutsche Bank AG2	3,469,000	120,693
Leucadia National Corp.	4,589,846	102,308
Equity Residential	69,753	5,431
		11,487,441
Industrials 13.43%
Boeing Co.	11,400,000	1,710,912
General Electric Co.	44,250,000	1,097,842
Union Pacific Corp.	10,040,000	1,087,432
Lockheed Martin Corp.	3,113,200	631,855
Parker-Hannifin Corp.	4,717,400	560,333
United Continental Holdings, Inc.[1]	6,100,000	410,225
Rockwell Automation	3,500,000	405,965
Cummins Inc.	2,910,000	403,442
Caterpillar Inc.	4,275,000	342,128
Deere & Co.	3,800,000	333,222
Masco Corp.	12,350,000	329,745
Airbus Group NV, non-registered shares[2]	4,339,253	281,967
TransDigm Group Inc.	1,260,000	275,587
United Technologies Corp.	2,300,000	269,560
Honeywell International Inc.	2,400,000	250,344
Fundamental Investors — Page 2 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Schneider Electric SE2	2,807,000	$218,339
Waste Management, Inc.	3,400,000	184,382
Grafton Group PLC, units[2,3]	15,037,000	180,696
MTU Aero Engines AG2	1,835,346	180,220
Fastenal Co.	3,100,000	128,449
Ryanair Holdings PLC (ADR)	1,850,000	123,525
Northrop Grumman Corp.	740,000	119,110
Meggitt PLC[2]	14,055,334	114,193
Canadian Pacific Railway Ltd.	500,000	91,548
		9,731,021
Health care 10.71%
Merck & Co., Inc.	21,985,000	1,263,698
Express Scripts Holding Co.[1]	10,495,000	910,651
Vertex Pharmaceuticals Inc.[1]	5,500,000	648,835
Pfizer Inc.	18,600,000	647,094
Bristol-Myers Squibb Co.	9,000,000	580,500
UnitedHealth Group Inc.	3,412,000	403,605
Thermo Fisher Scientific Inc.	2,900,000	389,586
Boston Scientific Corp.[1]	20,000,000	355,000
Regeneron Pharmaceuticals, Inc.[1]	778,000	351,251
Gilead Sciences, Inc.[1]	3,418,790	335,486
Hologic, Inc.[1]	10,005,000	330,415
Johnson & Johnson	3,100,000	311,860
Roche Holding AG2	1,125,000	310,211
Novartis AG2	2,890,000	285,790
Baxter International Inc.	3,751,755	256,995
Abbott Laboratories	3,816,771	176,831
PerkinElmer, Inc.	2,035,000	104,070
Humana Inc.	557,900	99,317
		7,761,195
Consumer staples 8.06%
Philip Morris International Inc.	25,535,000	1,923,552
Coca-Cola Co.	22,735,000	921,904
Procter & Gamble Co.	6,510,000	533,429
Walgreens Boots Alliance, Inc.	5,375,000	455,155
Campbell Soup Co.	6,000,000	279,300
British American Tobacco PLC[2]	5,345,000	276,150
Costco Wholesale Corp.	1,700,000	257,541
PepsiCo, Inc.	2,528,630	241,788
Altria Group, Inc.	4,595,000	229,842
Diageo PLC[2]	7,000,000	193,012
CVS Health Corp.	1,820,000	187,842
Lorillard, Inc.	2,300,001	150,305
Pinnacle Foods Inc.	2,490,000	101,617
Reynolds American Inc.	1,350,000	93,029
		5,844,466
Energy 7.23%
ConocoPhillips	9,410,000	585,867
Noble Energy, Inc.	8,736,400	427,210
Suncor Energy Inc.	12,996,034	379,759
EOG Resources, Inc.	3,935,000	360,800
Royal Dutch Shell PLC, Class B (ADR)	4,663,834	292,422
Fundamental Investors — Page 3 of 8

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Baker Hughes Inc.	4,500,000	$286,110
Concho Resources Inc.[1]	2,420,000	280,526
Enbridge Inc.	5,284,485	254,722
Chevron Corp.	2,296,037	241,038
Peyto Exploration & Development Corp.[3]	8,957,500	240,177
FMC Technologies, Inc.[1]	6,355,957	235,234
Kinder Morgan, Inc.	3,990,000	167,819
Southwestern Energy Co.[1]	7,000,000	162,330
BP PLC[2]	24,000,000	155,064
TOTAL SA (ADR)	1,885,000	93,609
TOTAL SA2	1,000,000	49,752
Phillips 66	1,709,488	134,366
Occidental Petroleum Corp.	1,815,800	132,553
Chesapeake Energy Corp.	9,010,430	127,588
Cimarex Energy Co.	1,100,000	126,599
Denbury Resources Inc.[3]	15,789,900	115,108
Murphy Oil Corp.	2,140,000	99,724
BG Group PLC[2]	7,950,000	97,663
Pioneer Natural Resources Co.	449,469	73,493
Schlumberger Ltd.	850,000	70,924
CONSOL Energy Inc.	1,600,000	44,624
California Resources Corp.	800,000	6,088
		5,241,169
Materials 3.95%
Potash Corp. of Saskatchewan Inc.	19,330,000	623,393
E.I. du Pont de Nemours and Co.	7,280,000	520,302
LyondellBasell Industries NV	4,770,000	418,806
FMC Corp.	6,758,000	386,896
Mosaic Co.	5,500,000	253,330
Glencore PLC[2]	43,000,000	181,029
Monsanto Co.	1,500,000	168,810
Praxair, Inc.	900,000	108,666
Dow Chemical Co.	1,858,318	89,162
MeadWestvaco Corp.	1,222,100	60,946
HudBay Minerals Inc.	6,744,900	55,171
		2,866,511
Telecommunication services 1.13%
Deutsche Telekom AG2	12,800,000	234,379
SoftBank Corp.[2]	3,740,000	217,404
Verizon Communications Inc.	3,472,004	168,844
Orange SA2	6,250,000	100,555
TDC A/S2	13,248,762	94,905
		816,087
Utilities 0.26%
PG&E Corp.	2,500,000	132,675
FirstEnergy Corp.	1,700,000	59,602
		192,277
Miscellaneous 2.49%
Other common stocks in initial period of acquisition		1,802,208
Total common stocks (cost: $46,238,878,000)		69,720,648
Fundamental Investors — Page 4 of 8

unaudited
Short-term securities 3.59%	Principal amount (000)	Value (000)
Abbott Laboratories 0.12% due 6/2/2015[4]	$ 50,000	$49,992
CAFCO, LLC 0.30% due 9/9/2015	10,800	10,786
Caterpillar Financial Services Corp. 0.11% due 4/21/2015	50,000	49,997
Chevron Corp. 0.11%–0.14% due 4/20/2015–7/10/2015[4]	90,100	90,071
Coca-Cola Co. 0.13%–0.22% due 4/23/2015–7/28/2015[4]	154,600	154,573
ExxonMobil Corp. 0.11% due 4/21/2015	30,000	29,998
Fannie Mae 0.08%–0.20% due 4/1/2015–12/1/2015	380,900	380,788
Federal Farm Credit Banks 0.11%–0.14% due 7/2/2015–8/10/2015	86,300	86,280
Federal Home Loan Bank 0.06%–0.17% due 4/15/2015–11/6/2015	955,450	955,224
Freddie Mac 0.10%–0.21% due 4/21/2015–1/5/2016	471,085	470,895
Jupiter Securitization Co., LLC 0.21%–0.27% due 5/27/2015–8/11/2015[4]	75,100	75,038
Pfizer Inc 0.15% due 7/16/2015[4]	31,700	31,690
Private Export Funding Corp. 0.30% due 9/9/2015[4]	30,000	29,960
Procter & Gamble Co. 0.09% due 4/1/2015[4]	50,000	50,000
Regents of the University of California 0.15% due 4/9/2015	7,700	7,700
U.S. Treasury Bills 0.10%–0.14% due 6/25/2015–7/23/2015	129,100	129,096
Total short-term securities (cost: $2,601,873,000)		2,602,088
Total investment securities 99.79% (cost: $48,840,751,000)		72,322,736
Other assets less liabilities 0.21%		150,145
Net assets 100.00%		$72,472,881
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2015 (000)
Peyto Exploration & Development Corp.	8,107,500	850,000	—	8,957,500	$2,017	$240,177
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	714	204,918
Grafton Group PLC, units[2]	15,037,000	—	—	15,037,000	1,575	180,696
Denbury Resources Inc.	20,500,000	—	4,710,100	15,789,900	1,063	115,108
FMC Corp.[5]	6,758,000	—	—	6,758,000	1,115	—
					$6,484	$740,899

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,026,652,000, which represented 8.32% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $481,324,000, which represented .66% of the net assets of the fund.
[5]	Unaffiliated issuer at 3/31/2015.
Fundamental Investors — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
Fundamental Investors — Page 6 of 8

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$12,014,156	$469,837	$—	$12,483,993
Information technology	10,276,368	1,217,912	—	11,494,280
Financials	10,523,898	963,543	—	11,487,441
Industrials	8,755,606	975,415	—	9,731,021
Health care	7,165,194	596,001	—	7,761,195
Consumer staples	5,375,304	469,162	—	5,844,466
Energy	4,938,690	302,479	—	5,241,169
Materials	2,685,482	181,029	—	2,866,511
Telecommunication services	168,844	647,243	—	816,087
Utilities	192,277	—	—	192,277
Miscellaneous	1,598,177	204,031	—	1,802,208
Short-term securities	—	2,602,088	—	2,602,088
Total	$63,693,996	$8,628,740	$—	$72,322,736
*	Securities with a value of $6,026,652,000, which represented 8.32% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,305,464
Gross unrealized depreciation on investment securities	(828,502)
Net unrealized appreciation on investment securities	23,476,962
Cost of investment securities	48,845,774

Key to abbreviation
ADR = American Depositary Receipts
Fundamental Investors — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-010-0515O-S42180	Fundamental Investors — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Fundamental Investors’ investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Fundamental Investors’ internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2015